Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RMB Investors Trust
Entity Central Index Key	0000030126
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class A
Trading Symbol	RMBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-fund for more recent performance information.
Net Assets	$ 113,522,039
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$113,522,039
Number of Holdings	43
Portfolio Turnover	4%
30-Day SEC Yield (Class-Specific)	-0.18%

Holdings [Text Block]

Top 10 Holdings	(%)
Microsoft Corp.	10.9%
Alphabet, Inc.	8.4%
Amazon.com, Inc.	5.6%
Apple, Inc.	4.4%
Visa, Inc.	3.8%
Keurig Dr Pepper, Inc.	2.5%
TJX Cos., Inc. (The)	2.5%
Tyler Technologies, Inc.	2.3%
Synopsys, Inc.	2.3%
Cooper Cos., Inc. (The)	2.2%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class C
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class C
Trading Symbol	RMBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-fund for more recent performance information.
Net Assets	$ 113,522,039
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$113,522,039
Number of Holdings	43
Portfolio Turnover	4%
30-Day SEC Yield (Class-Specific)	-0.91%

Holdings [Text Block]

Top 10 Holdings	(%)
Microsoft Corp.	10.9%
Alphabet, Inc.	8.4%
Amazon.com, Inc.	5.6%
Apple, Inc.	4.4%
Visa, Inc.	3.8%
Keurig Dr Pepper, Inc.	2.5%
TJX Cos., Inc. (The)	2.5%
Tyler Technologies, Inc.	2.3%
Synopsys, Inc.	2.3%
Cooper Cos., Inc. (The)	2.2%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class I
Trading Symbol	RMBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-fund for more recent performance information.
Net Assets	$ 113,522,039
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$113,522,039
Number of Holdings	43
Portfolio Turnover	4%
30-Day SEC Yield (Class-Specific)	0.06%

Holdings [Text Block]

Top 10 Holdings	(%)
Microsoft Corp.	10.9%
Alphabet, Inc.	8.4%
Amazon.com, Inc.	5.6%
Apple, Inc.	4.4%
Visa, Inc.	3.8%
Keurig Dr Pepper, Inc.	2.5%
TJX Cos., Inc. (The)	2.5%
Tyler Technologies, Inc.	2.3%
Synopsys, Inc.	2.3%
Cooper Cos., Inc. (The)	2.2%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class A
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class A
Trading Symbol	RMBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.40%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund for more recent performance information.
Net Assets	$ 154,181,332
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$154,181,332
Number of Holdings	57
Portfolio Turnover	28%
30-Day SEC Yield (Class-Specific)	1.15%

Holdings [Text Block]

Top 10 Holdings	(%)
Equity Bancshares, Inc.	8.0%
Primis Financial Corp.	5.9%
Business First Bancshares, Inc.	5.2%
USCB Financial Holdings, Inc.	5.1%
First Bancshares, Inc. (The)	4.9%
Byline Bancorp, Inc.	4.5%
Veritex Holdings, Inc.	4.3%
Origin Bancorp, Inc.	4.2%
First Horizon Corp.	4.0%
VersaBank	3.6%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class C
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class C
Trading Symbol	RMBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.15%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.15%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund for more recent performance information.
Net Assets	$ 154,181,332
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$154,181,332
Number of Holdings	57
Portfolio Turnover	28%
30-Day SEC Yield (Class-Specific)	0.51%

Holdings [Text Block]

Top 10 Holdings	(%)
Equity Bancshares, Inc.	8.0%
Primis Financial Corp.	5.9%
Business First Bancshares, Inc.	5.2%
USCB Financial Holdings, Inc.	5.1%
First Bancshares, Inc. (The)	4.9%
Byline Bancorp, Inc.	4.5%
Veritex Holdings, Inc.	4.3%
Origin Bancorp, Inc.	4.2%
First Horizon Corp.	4.0%
VersaBank	3.6%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class I
Trading Symbol	RMBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.15%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-mendon-financial-services-fund for more recent performance information.
Net Assets	$ 154,181,332
Holdings Count | $ / shares	57
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$154,181,332
Number of Holdings	57
Portfolio Turnover	28%
30-Day SEC Yield (Class-Specific)	1.44%

Holdings [Text Block]

Top 10 Holdings	(%)
Equity Bancshares, Inc.	8.0%
Primis Financial Corp.	5.9%
Business First Bancshares, Inc.	5.2%
USCB Financial Holdings, Inc.	5.1%
First Bancshares, Inc. (The)	4.9%
Byline Bancorp, Inc.	4.5%
Veritex Holdings, Inc.	4.3%
Origin Bancorp, Inc.	4.2%
First Horizon Corp.	4.0%
VersaBank	3.6%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB International Fund
Class Name	Class I
Trading Symbol	RMBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB International Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	https://rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-international-fund for more recent performance information.
Net Assets	$ 248,696,201
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$248,696,201
Number of Holdings	38
Portfolio Turnover	9%
30-Day SEC Yield (Class-Specific)	1.80%

Holdings [Text Block]

Top 10 Holdings	(%)
Shell PLC	4.9%
Novartis AG	4.5%
AstraZeneca PLC	4.4%
Schneider Electric SE	4.2%
Compass Group PLC	4.0%
ASML Holding N.V.	4.0%
ITOCHU Corp.	3.5%
BAE Systems PLC	3.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.4%
Nestle SA	3.4%

Updated Prospectus Web Address	https://rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Japan Fund
Class Name	Class I
Trading Symbol	RMBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Japan Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-japan-fund for more recent performance information.
Net Assets	$ 26,937,204
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$26,937,204
Number of Holdings	37
Portfolio Turnover	18%
30-Day SEC Yield (Class-Specific)	1.07%

Holdings [Text Block]

Top 10 Holdings	(%)
Mitsubishi UFJ Financial Group, Inc.	7.6%
ITOCHU Corp.	5.8%
Toyota Motor Corp.	5.7%
Hitachi Ltd.	5.3%
Mitsui Fudosan Co. Ltd.	4.3%
Tokio Marine Holdings, Inc.	4.2%
ORIX Corp.	3.8%
Nintendo Co. Ltd.	3.7%
NEC Corp.	3.0%
Stanley Electric Co. Ltd.	2.9%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Small Cap Fund
Class Name	Class I
Trading Symbol	RMBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Small Cap Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-small-cap-fund for more recent performance information.
Net Assets	$ 137,477,063
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$137,477,063
Number of Holdings	56
Portfolio Turnover	2%
30-Day SEC Yield (Class-Specific)	0.23%

Holdings [Text Block]

Top 10 Holdings	(%)
Monolithic Power Systems, Inc.	4.8%
Curtiss-Wright Corp.	4.5%
Fair Isaac Corp.	4.1%
PTC, Inc.	4.1%
Kadant, Inc.	3.8%
ITT, Inc.	3.7%
EastGroup Properties, Inc.	3.2%
West Pharmaceutical Services, Inc.	3.1%
Eagle Materials, Inc.	3.1%
Carpenter Technology Corp.	3.0%

Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB SMID Cap Fund
Class Name	Class I
Trading Symbol	RMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB SMID Cap Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit www.rmbfunds.com/our-funds/rmb-smid-cap-fund for more recent performance information.
Net Assets	$ 84,052,925
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$84,052,925
Number of Holdings	53
Portfolio Turnover	2%
30-Day SEC Yield (Class-Specific)	0.49%

Holdings [Text Block]

Top Holdings	(%)
Fair Isaac Corp.	5.6%
Monolithic Power Systems, Inc.	4.5%
Copart, Inc.	4.5%
First American Government Obligations Fund - Class X	4.3%
Watsco, Inc.	4.0%
PTC, Inc.	3.6%
Carlisle Cos., Inc.	3.3%
Avery Dennison Corp.	3.2%
Pinnacle Financial Partners, Inc.	3.2%
Eagle Materials, Inc.	2.9%

Updated Prospectus Web Address	www.rmbfunds.com/documents